Debt	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Debt	DEBT
As of June 30, 2020, and December 31, 2019, our debt was as follows:

(in thousands of $)	June 30, 2020	December 31, 2019
2017 Convertible Bonds	375,727	368,133
Gimi facility	225,000	130,000
Term facility	150,000	150,000
$1.125 billion facility	71,120	152,015
Golar Arctic facility	40,119	43,767
Margin Loan facility	30,000	100,000
Golar Viking facility	—	41,667
Subtotal (excluding lessor VIE loans)	891,966	985,582
AVIC VIE loan (1)	104,806	—
ICBCL VIE loans (1)	466,605	503,515
CCBFL VIE loan (1)	100,424	100,424
CMBL VIE loan (1)	96,641	104,884
COSCO Shipping VIE loan (1)	87,668	91,275
CSSC VIE loans (1)	827,818	783,071
Total debt	2,575,928	2,568,751
Less: Deferred finance charges	(31,063)	(32,924)
Total debt, net of deferred financing costs	2,544,865	2,535,827

At June 30, 2020, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt (1)	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	197,350	1,003,234	1,200,584
Long-term debt	666,058	678,223	1,344,281
Total	863,408	1,681,457	2,544,865
(1) These amounts relate to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as variable interest entities (see note 9).

Golar Bear refinancing
In June 2020, we refinanced the Golar Bear facility and concurrently entered into an agreement to bareboat charter the vessel with AVIC and drawdown $110.0 million. The facility has a term of seven years and bears a fixed interest rate of 4.64%.

Margin loan refinancing

In March 2020, the unit price of Golar Partners common units which we own and which are pledged as security for the Margin Loan facility, fell below a defined threshold and triggered a mandatory prepayment option for the Lenders. The lenders agreed to amend the existing terms of the Margin Loan rather than exercise that option. We prepaid a portion of the facility and released the associated restricted cash, reducing the principal to $30.0 million from $100.0 million and removed the mandatory prepayment clause. The facility bears an interest rate of LIBOR plus a margin of 2.95%.

Golar Viking facility
In January 2020, we refinanced the Golar Viking facility and concurrently entered into an agreement to bareboat charter the vessel with CSSC and drawdown $56.0 million. During the period ended June 30, 2020, we have also drawdown $33.4 million from the conversion tranche of $75.0 million facility. The facility bears an interest rate of LIBOR plus a margin of 3.8%.